Operating Costs and Non-underlying Items - Summary of Other Operating Income Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of gross profit and operating costs [line items]
Staff costs	€ (6,552)	€ (6,712)	€ (6,523)
Raw and packaging materials and goods purchased for resale	(20,526)	(21,579)	(21,122)
Amortisation of finite-life intangible assets and software	(348)	(365)	(310)
Depreciation of property, plant and equipment	(1,191)	(1,173)	(1,154)
Exchange gains/(losses)	(49)	(214)	(209)
Lease rentals	(556)	(557)	(531)
Minimum operating lease payments	(568)	(568)	(536)
Less: Sub-lease income relating to operating lease agreements	12	11	5
On Underlying Transactions [Member]
Disclosure of gross profit and operating costs [line items]
Exchange gains/(losses)	(116)	(51)	(28)
On Covering Forward Contracts [Member]
Disclosure of gross profit and operating costs [line items]
Exchange gains/(losses)	€ 67	€ (163)	€ (181)